Restatement and Correction of Error (Tables)	12 Months Ended
Dec. 31, 2013
Restatement and Correction of Error [Abstract]
Summary of previously report amounts, required adjustment and currently restated amounts related to financial position and results of operations
	December 31, 2012
Financial Position	As Previously Reported	Adjustment	As Currently Reported (Restated)
Current assets	$20,506,489	$1,270,497	$21,776,986
Non-current assets	20,840,271	(4,312,074)	16,528,197
Total assets	$41,346,760	$(3,041,577)	$38,305,183

Current liabilities	$22,021,792	$(1,552,893)	$2,046,899
Non-current liabilities	634,810	-	634,810
Total liabilities	22,656,602	(1,552,893)	21,103,709

Stockholders’ equity	18,690,158	(1,488,683)	17,201,475
Total liabilities and stockholders’ equity	$41,346,760	$(3,041,577)	$38,305,183

	For the year ended December 31, 2012
	As Previously Reported	Adjustment	As Currently Reported (Restated)
Revenues
Sales	$10,098,202	$(113,478)	$9,984,724
Cost of Sales	7,159,814	166,367	7,326,181
Gross Profit	2,938,388	(279,844)	2,658,544

Total Operating Expenses	7,246,458	(2,140)	7,244,318

Operating Income (Loss)	(4,308,070)	(277,705)	(4,585,775)

Total Other Income (Loss) & Expense, net	676,518	13,057	689,575

Earnings before Tax	(3,631,552)	(264,648)	(3,896,200)

Income Tax/Deferred Tax Benefit	226,324	-	226,324
		-
Net Income	$(3,857,876)	$(264,647)	$(4,122,523)

Other Comprehensive Income
Foreign currency translation gain	20,657	241,017	261,674
Comprehensive Income	$(3,837,219)	$(23,630)	$(3,860,849)

Basic & Diluted Earnings (Loss) Per Share	$-0.46	$(0.03)	$-0.49

Weighted Average Shares Outstanding	8,337,320	-	8,337,320

	December 31, 2011
Financial Position	As Previously Reported	Adjustment	As Currently Reported (Restated)
Current assets	$36,592,355	$(651,475)	$35,940,880
Non-current assets	15,656,288	(2,945,604)	12,710,684
Total assets	$52,248,643	$(3,597,079)	$48,651,564

Current liabilities	$28,610,314	$(2,123,027)	$26,487,287
Non-current liabilities	1,110,962	(8,999)	1,101,963
Total liabilities	29,721,276	(2,132,026)	27,589,250

Stockholders’ equity	22,527,367	(1,465,053)	21,062,314
Total liabilities and stockholders’ equity	$52,248,643	$(3,597,079)	$48,651,564

	For the year ended December 31, 2011
	As Previously Reported	Adjustment	As Currently Reported (Restated)
Revenues
Sales	$24,398,421	$(814,084)	$23,584,337
Cost of Sales	17,635,911	89,588	17,725,499
Gross Profit	6,762,510	(903,673)	5,858,837

Total Operating Expenses	4,704,284	495,542	5,199,826

Operating Income (Loss)	2,058,226	(1,399,215)	659,011

Total Other Income (Loss) & Expense, net	(524,696)	118,517	(406,179)

Earnings before Tax	1,533,530	(1,280,698)	252,832

Income Tax/Deferred Tax Benefit	345,550	(90,893)	254,657

Net Income	$1,187,980	$(1,189,805)	$(1,825)

Other Comprehensive Income
Foreign currency translation gain	916,979	(275,247)	641,732
Comprehensive Income	$2,104,959	$(1,465,052)	$639,907

Basic & Diluted Earnings (Loss) Per Share	$0.15	(0.15)	$0.00

Weighted Average Shares Outstanding	7,971,465	-	7,971,465